Employee benefits - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Compensation Related Costs [Abstract]
Employee benefits costs	¥ 6	¥ 7	¥ 7